Financial Instruments - Summary of sensitivity analysis for foreign exchange rates (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
USD [Member]
Sensitivity impact of foreign exchange rates on profit before tax [Line Items]
Profit before income taxes	¥ 346	¥ (104)
Euros [Member]
Sensitivity impact of foreign exchange rates on profit before tax [Line Items]
Profit before income taxes	¥ 30	¥ 85